LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Long-Term Debt

(In thousands)	September 30, 2013	December 31, 2012
Senior Secured Credit Facilities (1)	$8,227,494	$9,075,465
Receivables Based Facility due 2017	247,000	—
9.0% Priority Guarantee Notes due 2019	1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	575,000	—
Subsidiary senior revolving credit facility due 2018	—	—
Other secured subsidiary long-term debt (2)	22,348	25,507

Total consolidated secured debt	12,821,657	12,850,787
Senior Cash Pay Notes due 2016	448,128	796,250
Senior Toggle Notes due 2016 (3)	340,009	829,831
Senior Notes due 2021 (4)	781,748	—
Clear Channel Senior Notes (5)	1,436,455	1,748,564
Subsidiary Senior Notes due 2022	2,725,000	2,725,000
Subsidiary Senior Subordinated Notes due 2020	2,200,000	2,200,000
Other subsidiary debt due 2013	3,455	5,586
Purchase accounting adjustments and original issue discount	(345,217)	(408,921)

	20,411,235	20,747,097
Less: current portion	433,458	381,728

Total long-term debt	$19,977,777	$20,365,369

(1)	Term Loan A would have matured during 2014. The outstanding balance was prepaid during the first quarter of 2013. Term Loan B matures 2016. Term Loan C is subject to an amortization schedule with required payments at various dates from 2013 through 2016. Term Loan D, as discussed below, matures 2019.
(2)	Other secured subsidiary long-term debt matures at various dates from 2013 through 2028.
(3)	Senior Toggle Notes are subject to required payments at various dates from 2013 through 2016.
(4)	The Senior Notes due 2021 are subject to required payments at various dates from 2018 through 2021.
(5)	Clear Channel’s Senior Notes mature at various dates from 2014 through 2027.

(In thousands)	December 31, 2012	December 31, 2011
Senior Secured Credit Facilities:
Term Loan A Facility Due 2014	$846,890	$1,087,090
Term Loan B Facility Due 2016	7,714,843	8,735,912
Term Loan C - Asset Sale Facility Due 2016 (1)	513,732	670,845
Revolving Credit Facility Due 2014	-	1,325,550
Delayed Draw Term Loan Facilities Due 2016	-	976,776
Receivables Based Facility Due 2014	-	-
Priority Guarantee Notes Due 2019	1,999,815	-
Priority Guarantee Notes Due 2021	1,750,000	1,750,000
Other Secured Subsidiary Debt	25,507	30,976

Total Consolidated Secured Debt	12,850,787	14,577,149
Senior Cash Pay Notes Due 2016	796,250	796,250
Senior Toggle Notes Due 2016	829,831	829,831
Clear Channel Senior Notes:
5.0% Senior Notes Due 2012	-	249,851
5.75% Senior Notes Due 2013	312,109	312,109
5.5% Senior Notes Due 2014	461,455	461,455
4.9% Senior Notes Due 2015	250,000	250,000
5.5% Senior Notes Due 2016	250,000	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000
Subsidiary Senior Notes:
9.25 % Series A Senior Notes Due 2017	-	500,000
9.25 % Series B Senior Notes Due 2017	-	2,000,000
6.5 % Series A Senior Notes Due 2022	735,750	-
6.5 % Series B Senior Notes Due 2022	1,989,250	-
Subsidiary Senior Subordinated Notes:
7.625 % Series A Senior Notes Due 2020	275,000	-
7.625 % Series B Senior Notes Due 2020	1,925,000	-
Other Clear Channel Subsidiary Debt	5,586	19,860
Purchase accounting adjustments and original issue discount	(408,921)	(514,336)

	20,747,097	20,207,169
Less: current portion	381,728	268,638

Total long-term debt	$20,365,369	$19,938,531

(1)	Term Loan C is subject to an amortization schedule with the final payment due 2016.

Schedule of Debt Repurchases, Maturities and Other

(In thousands)	Years Ended December 31,
	2012	2011	2010
CC Investments
Principal amount of debt repurchased	$-	$-	$185,185
Deferred loan costs and other		-	104
Gain recorded in “Other income (expense) - net”(2)		-	(60,289)

Cash paid for repurchases of long-term debt	$-	$-	$125,000

CC Finco, LLC
Principal amount of debt repurchased	$-	$80,000	$-
Purchase accounting adjustments(1)		(20,476)	-
Gain recorded in “Other income (expense) - net”(2)		(4,274)	-

Cash paid for repurchases of long-term debt	$-	$55,250	$-

(1)	Represents unamortized fair value purchase accounting discounts recorded as a result of the merger.
(2)	CC Investments and CC Finco repurchased certain of Clear Channel’s senior notes, senior cash pay notes and senior toggle notes at a discount, resulting in a gain on the extinguishment of debt.

Schedule of Maturities of Long-Term Debt

(in thousands)
2013	$381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754

Total (1)	$21,156,018

(1)       Excludes purchase accounting adjustments and original issue discount of $408.9 million, which is amortized through interest expense over the life of the underlying debt obligations.